Taxes	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
TAXES

Note 13 — TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company do not accrue for taxes.

Singapore

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Income before tax	4,797,146	4,147,616	2,457,817	1,828,051
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	815,515	705,095	417,829	310,769

Reconciling items:
Income not subject to tax in Singapore	(328)	(40,126)	(1,774)	(1,319)
Non-deductible expenses	121,264	131,965	160,622	118,163
Tax exemption and rebates	(47,489)	(43,760)	(55,425)	(41,224)
Utilization of prior year deferred tax assets not recognized	(18,637)	—	—	—
Under/ (Over provision) of tax in prior financial year	—	19,016	(205,399)	(152,770)
Others	—	20,017	(95,901)	(70,025)
Income tax expenses	870,325	792,207	219,952	163,594